Debt - Schedule of Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Debt [Line Items]
Loans	$ 5,995,047	$ 6,028,791
Represented by:
Current liabilities	3,084,988	3,122,678
Non-current liabilities	2,910,059	2,906,113
Loan 1 – Property loan [Member]
Schedule of Debt [Line Items]
Loans	1,754,080	1,689,025
Loan 2 – Bridge loan [Member]
Schedule of Debt [Line Items]
Loans	52,667	192,686
Loan 3 – Bridge loan [Member]
Schedule of Debt [Line Items]
Loans	104,468	177,969
Loan 4 – Money market loan [Member]
Schedule of Debt [Line Items]
Loans	1,724,408	1,617,290
Loan 5 – Property loan [Member]
Schedule of Debt [Line Items]
Loans	1,085,901	1,064,773
Loan 6 – Convertible note [Member]
Schedule of Debt [Line Items]
Loans	936,753	940,077
Loan 7 – Business Venture loan [Member]
Schedule of Debt [Line Items]
Loans	$ 336,770	$ 346,971